Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Organization and Description of Business [Line Items]
Accrued compensation and benefits	$ 286	$ 330	$ 2,789
Accrued expenses	1,602	877	631
Accrued interest	0	50	36
Total accrued liabilities		1,257	$ 3,816
Nonrelated Party
Schedule of Organization and Description of Business [Line Items]
Total accrued liabilities	$ 1,888	$ 1,257